LEASES - Right-of-use Assets and Right-of-use Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Right-of-use assets included in:
Other non-current assets	$ 259	$ 271	$ 302
Lease liabilities included in:
Accrued and other current liabilities	$ 52	$ 53
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesCurrent	us-gaap:OtherLiabilitiesCurrent
Other non-current liabilities	$ 227	$ 240
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Present value of remaining lease payments	$ 279	$ 293	$ 302